SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
SHORT-TERM INVESTMENTS

NOTE 3 — SHORT-TERM INVESTMENTS

Short-term investments consist of the following:

	December 31,	December 31,
	2023	2022
Marketable securities	89,482	-

Realized and unrealized gain or loss on short-term investments, which were included in other income (expenses), were as follows:

	For the Years Ended
	December 31,
	2023	2022	2021
Realized gain
Marketable securities	3,299	6,093	24,913
Available-for-sale debt securities	-	9,732	1,640

Unrealized loss
Marketable securities	6,800	-	25,490